VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2022 (Unaudited)

Shares		Value
Private Investment Funds(a) - 80.7%
	Diversified – 80.7%
99,815	AEW Core Property (U.S.), LP	$ 123,950,018
—	AEW Value Investors US LP(b)(c)	69,067,519
2,119	Barings European Core Property Fund	2,617,429
117,300,216	CBRE U.S. Core Partners LP	220,383,646
91,592,617	CBRE U.S. Logistics Partners LP(b)	115,919,616
80,419	Clarion Gables Multifamily Trust LP	147,534,498
147,302	Clarion Lion Properties Fund LP	284,155,900
45,878	GI Partners ETS Fund(b)	53,994,524
—	GWL U.S. Property Fund LP(b)(d)	152,798,175
79,032	Harrison Street Core Property Fund	128,138,874
96,999	Heitman America Real Estate LP	145,247,447
144,358	Heitman Core Real Estate Debt Income Trust LP(b)	139,712,616
16,828	Hines European Property Partners(b)	22,823,492
1,023	Invesco Core Real Estate USA LP	229,694,128
864,289	Invesco Real Estate Asia Fund	115,967,742
926,470	RREEF America REIT II, Inc.	145,690,508
34,811	TA Realty Core Property Fund, LP	52,530,602
2,307	Trumbull Property Fund LP	25,864,982
1,093	Trumbull Property Income Fund, LP	15,180,332
—	US Government Building Open-End Feeder, LP(e)	51,802,991
—	USGBF Alpha Feeder LP(f)(g)	20,089,500
54,379	Walton Street Real Estate Core-Plus Fund, LP(b)	73,874,367

	Total Private Investment Funds	2,337,038,906
	(Cost $1,959,832,437)
Common Stocks - 10.5%
	Apartments/Single Family Residential – 2.0%
360,138	American Homes 4 Rent, Class A Shares, REIT	10,854,559
210,863	Apartment Income REIT Corp.	7,234,710
57,532	AvalonBay Communities, Inc., REIT	9,292,569
44,057	Camden Property Trust, REIT	4,929,097
672	Daiwa House REIT Investment Corp. (Japan)	1,498,331
126,649	Equity Residential, REIT	7,472,291
15,748	Essex Property Trust, Inc., REIT	3,337,316
181,268	Independence Realty Trust, Inc., REIT	3,056,178
307,742	Invitation Homes, Inc., REIT	9,121,473
32,870	Spirit Realty Capital, Inc.	1,312,499
		58,109,023
	Diversified – 2.1%
338	Activia Properties, Inc., REIT (Japan)	1,059,588
9,160	American Tower Corp., REIT	1,940,638
157,275	Arena, REIT (Australia)	407,355
77,593	Broadstone Net Lease, Inc., REIT	1,257,783
58,485	Charter Hall Group, REIT (Australia)	474,422
449,480	Cromwell European Real Estate Investment Trust, REIT (Singapore)	722,111
15,935	Crown Castle, Inc, REIT	2,161,423
891,211	Digital Core REIT Management Pte, Ltd. (Singapore)	490,660
100,167	Digital Realty Trust, Inc., REIT	10,043,745
20,267	Equinix, Inc., REIT	13,275,493
198,431	ESR Kendall Square Co., Ltd., REIT (South Korea)	627,196
106,230	Gaming and Leisure Properties, Inc., REIT	5,533,521
10,248	Gecina SA, REIT (France)	1,044,066
191,693	Ingenia Communities Group, REIT (Australia)	580,069
187,631	Merlin Properties Socimi SA, REIT (Spain)	1,759,773
142,600	Mitsubishi Estate Co., Ltd. (Japan)	1,847,180
425	Mori Hills REIT Investment Corp. (Japan)	508,031
1,013,398	Qualitas, Ltd. (Australia)	1,929,151
Shares		Value

	Diversified - (continued)
3,001	Sekisui House Reit, Inc., REIT (Japan)	$ 1,702,006
316,481	VICI Properties, Inc., REIT	10,253,984
97,421	Vonovia SE (Germany)	2,294,891
99,061	Wihlborgs Fastigheter AB (Sweden)	748,075
		60,661,161
	Health Care – 1.2%
87,344	Healthcare Realty Trust, Inc., REIT	1,683,119
139,239	HealthCo, REIT (Australia)	163,574
203,527	Healthpeak Properties, Inc., REIT	5,102,422
158,113	Medical Properties Trust, Inc., REIT	1,761,379
228,029	Sabra Health Care REIT, Inc.	2,834,401
268,336	Ventas, Inc., REIT	12,088,537
152,688	Welltower, Inc., REIT	10,008,698
		33,642,130
	Hotels – 0.3%
77,732	DiamondRock Hospitality Co., REIT	636,625
230,312	Host Hotels & Resorts, Inc., REIT	3,696,508
2,509	Japan Hotel REIT Investment Corp. (Japan)	1,475,553
44,264	Sunstone Hotel Investors, Inc., REIT	427,590
179,395	Xenia Hotels & Resorts, Inc., REIT	2,364,426
		8,600,702
	Office Properties – 0.6%
73,129	Alexandria Real Estate Equities, Inc., REIT	10,652,701
42,769	Boston Properties, Inc., REIT	2,890,329
697,400	Capitaland Investment, Ltd. (Singapore)	1,927,400
91	Daiwa Office Investment Corp., REIT (Japan)	442,026
167,316	Dexus, REIT (Australia)	878,420
26,080	Kilroy Realty Corp., REIT	1,008,514
33,889	NSI NV, REIT (Netherlands)	843,428
		18,642,818
	Real Estate Operation/Development – 0.3%
71,291	Castellum AB (Sweden)	863,367
206,812	Hongkong Land Holdings, Ltd. (Hong Kong)	951,504
112,100	Mitsui Fudosan Co., Ltd. (Japan)	2,048,849
215,425	New World Development Co., Ltd. (Hong Kong)	604,305
1,465,708	RAM Essential Services Property Fund (Australia)	720,708
215,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	2,936,765
		8,125,498
	Regional Malls – 0.4%
82,415	Klepierre SA, REIT (France)	1,902,190
79,385	Simon Property Group, Inc., REIT	9,326,150
		11,228,340
	Residential – 0.3%
26,197	Equity LifeStyle Properties, Inc., REIT	1,692,326
37,645	Sun Communities, Inc., REIT	5,383,235
		7,075,561
	Shopping Centers – 0.9%
901,900	CapitaLand Integrated Commercial Trust, REIT (Singapore)	1,375,589
50,866	Federal Realty Investment Trust, REIT	5,139,501
1,676	Japan Metropolitan Fund Invest, REIT (Japan)	1,333,282
303,689	Kite Realty Group Trust, REIT	6,392,653
1,272,081	Lendlease Global Commercial, REIT (Singapore)	669,490
444,700	Link, REIT (Hong Kong)	3,254,021
23,787	Regency Centers Corp., REIT	1,486,688
739,505	Scentre Group, REIT (Australia)	1,439,491
339,525	SITE Centers Corp., REIT	4,637,911
		25,728,626

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2022 (Unaudited) (continued)

Shares		Value

	Storage – 0.8%
73,669	Big Yellow Group, PLC, REIT (United Kingdom)	$ 1,020,415
278,576	CubeSmart, REIT	11,212,684
21,796	Extra Space Storage, Inc., REIT	3,207,935
25,612	Public Storage, REIT	7,176,227
145,843	Safestore Holdings, PLC, REIT (United Kingdom)	1,663,106
		24,280,367
	Warehouse/Industrial – 1.6%
392,528	Centuria Industrial, REIT (Australia)	829,413
804	CRE Logistics, Inc., REIT (Japan)	1,124,693
282,800	Dream Industrial Real Estate Investment Trust, REIT (Canada)	2,441,604
2,362,107	ESR, REIT (Singapore)	653,046
48,411	First Industrial Realty Trust, Inc., REIT	2,336,315
64,313	Goodman Group, REIT (Australia)	756,344
797	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	919,962
361	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	1,157,502
397,400	Nexus Industrial, REIT (Canada)	2,829,347
69,012	Plymouth Industrial, Inc., REIT	1,323,650
212,792	Prologis, Inc., REIT	23,988,042
65,752	Rexford Industrial Realty, Inc., REIT	3,592,689
221,297	Segro, PLC, REIT (United Kingdom)	2,038,646
921,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))	342,128
133,956	Summit Industrial Income, REIT (Canada)	2,244,802
388,435	Tritax Big Box REIT, PLC (United Kingdom)	650,988
		47,229,171

	Total Common Stocks	303,323,397
	(Cost $355,248,376)
Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.0%
22,805	Agree Realty Corp., REIT, Series A, 4.25%	367,389
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	417,716
6,009	Series H, 6.25%	139,564
1,145	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	25,476
		950,145
	Diversified – 0.2%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	435,123
	Digital Realty Trust, Inc., REIT,
43,605	Series J, 5.25%	916,577
54,320	Series K, 5.85%	1,239,039
72,470	Series L, 5.20%	1,464,619
	DigitalBridge Group, Inc.,
24,955	Series I, 7.15%	468,156
18,525	Series J, 7.13%	347,714
		4,871,228
	Hotels – 0.1%
60,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,205,707
24,740	DiamondRock Hospitality Co., REIT, 8.25%	615,531
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	91,340
2,490	Series D, 6.50%	46,575
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	34,443
46,460	Series G, 6.38%	845,572
36,595	Series H, 5.70%	603,818
Shares		Value

	Hotels - (continued)
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	$ 395,275
18,855	Series I, 5.70%	339,201
		4,177,462
	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	113,300
98,336	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	1,232,150
15,810	Office Properties Income Trust, REIT, 6.38%	274,620
111,256	SL Green Realty Corp., REIT, Series I, 6.50%	2,249,596
	Vornado Realty Trust, REIT,
6,955	Series L, 5.40%	112,462
94,136	Series M, 5.25%	1,511,824
30,015	Series N, 5.25%	487,444
88,971	Series O, 4.45%	1,210,006
		7,191,402
	Shopping Centers – 0.2%
	Kimco Realty Corp., REIT,
3,428	Series L, 5.13%	67,943
10,138	Series M, 5.25%	206,308
22,500	RPT Realty, REIT, Series D, 7.25%	1,124,550
	Saul Centers, Inc., REIT,
9,150	Series D, 6.13%	191,235
26,573	Series E, 6.00%	523,222
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,232,255
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,383,018
39,420	Series K, 5.88%	807,322
		5,535,853
	Storage – 0.5%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	308,275
	Public Storage, REIT,
29,855	Series F, 5.15%	629,343
44,185	Series G, 5.05%	955,722
240,998	Series H, 5.60%	5,612,843
83,940	Series I, 4.88%	1,691,391
10,735	Series J, 4.70%	207,186
49,245	Series L, 4.63%	941,072
39,770	Series M, 4.13%	684,442
70,580	Series O, 3.90%	1,154,689
46,600	Series P, 4.00%	774,958
10,735	Series Q, 3.95%	176,269
33,320	Series R, 4.00%	556,444
35,880	Series S, 4.10%	612,830
		14,305,464
	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
9,348	Series B, 5.88%	207,619
64,270	Series C, 5.63%	1,367,666
		1,575,285

	Total Preferred Stocks	38,606,839
	(Cost $47,782,932)
Par
Commercial Mortgage Backed Securities - 3.8%
	BANK,
$23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF, 144A(h)	1,142,957
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(h)	492,765
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD, 144A(h)	335,747
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D, 144A(h)	968,024

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2022 (Unaudited) (continued)

Par		Value
Commercial Mortgage Backed Securities (continued)
$1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E, 144A(h)	$ 624,234
8,575,000	1.46%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(h)	506,903
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(h)	1,164,503
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF, 144A(h)	293,959
3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F, 144A(h)	1,738,012
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD, 144A(h)	481,701
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF, 144A	443,361
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F, 144A(h)	2,679,110
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E, 144A	732,766
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F, 144A	862,341
7,000,000	0.90%, 5/15/2064 Ser 2021-BN33, Class XD, 144A(h)	402,838
5,121,000	2.47%, 9/15/2064 Ser 2021-BN36, Class A5	4,184,149
6,262,000	1.29%, 4/15/2065 Ser 2022-BNK41, Class XD, 144A(h)	598,914
1,500,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class D, 144A	838,644
1,400,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class E, 144A	715,064
	BBCMS Mortgage Trust,
12,250,000	1.43%, 10/15/2053 Ser 2020-C8, Class XD, 144A(h)	1,057,157
1,500,000	4.89%, 9/15/2055 Ser 2022-C17, Class B(h)	1,319,236
2,000,000	5.71%, 12/15/2055 Ser 2022-C18, Class A5(h)	2,097,509
	BENCHMARK Mortgage Trust,
12,667,000	1.20%, 1/15/2051 Ser 2018-B1, Class XE, 144A(h)	639,411
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A(h)	335,335
1,719,500	3.10%, 10/10/2051 Ser 2018-B6, Class D, 144A(h)	1,221,188
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD, 144A(h)	227,032
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D, 144A	645,394
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E, 144A	868,768
3,450,000	2.25%, 12/17/2053 Ser 2020-B21, Class AS	2,678,404
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD, 144A(h)	845,803
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E, 144A	1,798,780
38,202,878	1.10%, 4/15/2054 Ser 2021-B25, Class XA(h)	2,397,127
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD, 144A(h)	1,726,299
13,000,000	1.37%, 6/15/2054 Ser 2021-B26, Class XD, 144A(h)	1,122,135
57,358,000	1.38%, 8/15/2054 Ser 2021-B28, Class XD, 144A(h)	4,973,088
6,500,000	1.00%, 8/15/2057 Ser 2019-B13, Class XF, 144A(h)	319,546
4,000,000	1.50%, 8/15/2057 Ser 2019-B13, Class XD, 144A(h)	308,284
5,634,428	BX Commercial Mortgage Trust L + 0.69%, 5.15%, 10/15/2038 Ser 2021-XL2, Class A, 144A(i)	5,423,798
6,021,274	BX Commercial Mortgage Trust SOFR + 1.03%, 5.51%, 10/15/2036 Ser 2019-XL, Class A, 144A(i)	5,951,133
2,500,000	CAMB Commercial Mortgage Trust, 2.70%, 11/10/2046 Ser 2021-CX2, Class A, 144A	1,986,358
4,575,000	CAMB Commercial Mortgage Trust L + 1.75%, 6.21%, 12/15/2037 Ser 2019-LIFE, Class D, 144A(i)	4,423,288
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(h)	1,853,365
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	3,191,957
	Citigroup Commercial Mortgage Trust,
1,000,000	3.34%, 6/10/2051 Ser 2018-C5, Class D, 144A(h)	689,972
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF, 144A(h)	161,861
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG, 144A(h)	120,445
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G, 144A	1,716,848
3,000,000	4.88%, 5/15/2054 Ser 2022-GC48, Class AS(h)	2,837,033
	Comm Mortgage Trust,
1,094,000	5.35%, 5/15/2045 Ser 2012-CR1, Class C(h)	979,594
1,000,000	5.35%, 5/15/2045 Ser 2012-CR1, Class D, 144A(h)	745,593
2,500,000	4.42%, 12/10/2045 Ser 2012-CR5, Class F, 144A(h)	1,856,683
2,165,000	4.42%, 12/10/2045 Ser 2012-CR5, Class E, 144A(h)	1,756,557
1,146,500	4.12%, 1/10/2046 Ser 2013-LC6, Class D, 144A(h)	1,094,407
Par		Value
Commercial Mortgage Backed Securities (continued)
$3,250,000	4.04%, 3/10/2046 Ser 2013-CR6, Class E, 144A(h)	$ 2,824,027
2,600,000	4.84%, 5/10/2047 Ser 2014-CR17, Class D, 144A(h)	2,282,140
2,730,000	1.02%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(h)	153,327
3,980,500	CSAIL Commercial Mortgage Trust, 1.98%, 3/15/2052 Ser 2019-C15, Class XD, 144A(h)	374,736
2,335,000	DROP Mortgage Trust L + 1.15%, 5.61%, 10/15/2043 Ser 2021-FILE, Class A, 144A(i)	2,228,118
	Freddie Mac Multifamily Structured Pass Through Certificates,
10,500,000	2.48%, 11/25/2047 Ser K740, Class X3(h)	997,502
10,000,000	2.63%, 2/25/2049 Ser K123, Class X3(h)	1,509,709
6,880,000	2.45%, 3/25/2049 Ser K741, Class X3(h)	667,078
4,750,000	2.95%, 6/25/2049 Ser K743, Class X3(h)	598,854
	GS Mortgage Securities Trust,
2,000,000	4.70%, 8/10/2046 Ser 2013-GC14, Class F, 144A(h)	1,471,796
1,250,000	4.70%, 8/10/2046 Ser 2013-GC14, Class D, 144A(h)	1,014,872
3,600,600	4.52%, 11/10/2047 Ser 2014-GC26, Class C(h)	3,187,968
4,249,000	2.45%, 5/12/2053 Ser 2020-GC47, Class F, 144A(h)	2,086,310
1,500,000	3.45%, 5/12/2053 Ser 2020-GC47, Class D, 144A(h)	1,016,215
2,750,000	3.45%, 5/12/2053 Ser 2020-GC47, Class C(h)	2,069,095
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.55%, 8/15/2046 Ser 2013-C14, Class C(h)	1,409,444
1,425,000	4.65%, 4/15/2047 Ser 2014-C19, Class D, 144A(h)	1,304,469
1,322,856	JPMorgan Chase Commercial Mortgage Securities Corp. L + 0.80%, 5.26%, 4/15/2038 Ser 2021-MHC, Class A, 144A(i)	1,289,722
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.73%, 6/15/2047 Ser 2014-C16, Class D, 144A(h)	965,938
18,118,790	1.25%, 5/15/2050 Ser 2017-C33, Class XA(h)	710,289
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	960,413
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	1,170,334
11,295,592	SG Commercial Mortgage Securities Trust, 1.88%, 10/10/2048 Ser 2016-C5, Class XA(h)	504,762
2,000,000	SMRT SOFR + 1.35%, 5.83%, 1/15/2039 Ser 2022-MINI, Class B, 144A(i)	1,914,139

	Total Commercial Mortgage Backed Securities	111,286,637
	(Cost $134,266,591)
Shares
Short-Term Investment - 1.9%
54,720,382	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 4.21%	54,720,382
	(Cost $54,720,382)
	Total Investments - 98.2%	2,844,976,161
	(Cost $2,551,850,718)
	Other Assets - 1.8%	51,033,662
	Net Assets - 100.0%	$2,896,009,823

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2022 (Unaudited) (continued)

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.8% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 14.2% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.8% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 26.0% of this Fund.
(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(h)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
(i)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
Portfolio Abbreviations:
144A - Rule 144A Security
L - 30 Day London Inter-bank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - 30 Day Secured Overnight Financing Rate
Industry	% of Net Assets
Diversified	83.0%
Commercial Mortgage Backed Securities	3.8%
Apartments/Single Family Residential	2.0%
Short-Term Investment	1.9%
Warehouse/Industrial	1.7%
Storage	1.3%
Health Care	1.2%
Shopping Centers	1.1%
Office Properties	0.8%
Hotels	0.4%
Regional Malls	0.4%
Real Estate Operation/Development	0.3%
Residential	0.3%
Other Assets net of Liabilities	1.8%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2022 (Unaudited)

Securities Valuation - Consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:
•  Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.
•  Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.
The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.
For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2022 (Unaudited) (continued)

Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund's valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The December 31, 2022 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2022 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2022 is as follows:
	Total Market Value at 12/31/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$303,323,397	$251,487,715	$51,835,682	$—
Preferred Stocks*	38,606,839	38,493,539	113,300	—
Commercial Mortgage Backed Securities	111,286,637	—	111,286,637	—
Short-Term Investment	54,720,382	54,720,382	—	—
Subtotal	$507,937,255	$344,701,636	$163,235,619	$—
Private Investment Funds (held at NAV)*	2,337,038,906
Total	$2,844,976,161
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2022 (Unaudited) (continued)

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of December 31, 2022, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Core Property (U.S.), LP	7/2/2013	99,815	—	$97,844	$123,950	$—	4.3%
AEW Value Investors US LP	8/17/2017	—	24.8%	56,521	69,068	—	2.4%
Barings European Core Property Fund	6/13/2017	2,119	—	2,534	2,617	—	0.1%
CBRE U.S. Core Partners LP	3/29/2018	117,300,216	—	186,220	220,384	—	7.6%
CBRE U.S. Logistics Partners LP	3/31/2022	91,592,617	—	119,548	115,920	31,669	4.0%
Clarion Gables Multifamily Trust LP	3/4/2019	80,419	—	107,336	147,534	—	5.1%
Clarion Lion Properties Fund LP	7/1/2013	147,302	—	212,903	284,156	—	9.8%
GI Partners ETS Fund	9/24/2021	45,878	—	50,756	53,995	49,518	1.9%
GWL U.S. Property Fund LP	12/30/2019	—	14.2%	125,000	152,798	—	5.3%
Harrison Street Core Property Fund	8/13/2014	79,032	—	110,617	128,139	—	4.4%
Heitman America Real Estate LP	12/2/2014	96,999	—	117,532	145,247	—	5.0%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358	—	146,897	139,713	—	4.8%
Hines European Property Partners	11/3/2022	16,828	—	16,499	22,823	141,974	0.8%
Invesco Core Real Estate USA LP	12/31/2013	1,023	—	182,027	229,694	—	7.9%
Invesco Real Estate Asia Fund	9/30/2014	864,289	—	110,917	115,968	—	4.0%
RREEF America REIT II, Inc.	9/30/2013	926,470	—	111,755	145,691	—	5.0%
TA Realty Core Property Fund, LP	1/3/2022	34,811	—	55,739	52,531	—	1.8%
Trumbull Property Fund LP	9/30/2013	2,307	—	24,881	25,865	—	0.9%
Trumbull Property Income Fund, LP	4/1/2016	1,093	—	13,534	15,180	—	0.5%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.8%	35,080	51,803	—	1.8%

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2022 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
USGBF Alpha Feeder LP	10/1/2021	—	26.0%	$15,037	$20,089	$—	0.7%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	54,379	—	60,655	73,874	35,222	2.6%
Total				$1,959,832	$2,337,039	$258,383	80.7%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.
(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
Security	Redemption Request(a)	Redemption Notice(b)	Lock Up Period
AEW Core Property (U.S.), LP	Partial	45 Days
AEW Value Investors US LP	Full	90 Days
Barings European Core Property Fund	Full	60 Days
CBRE U.S. Core Partners LP	Partial	60 Days
CBRE U.S. Logistics Partners LP	-	90 Days	3 years, initial investment
Clarion Gables Multifamily Trust LP	Partial	90 Days
Clarion Lion Properties Fund LP	Partial	90 Days
GI Partners ETS Fund	-	90 Days	3 years, initial investment
GWL U.S. Property Fund LP	-	60 Days
Harrison Street Core Property Fund	-	45 Days
Heitman America Real Estate LP	Partial	90 Days
Heitman Core Real Estate Debt Income Trust LP	Partial	90 Days
Hines European Property Partners	-	90 Days	3 years, initial investment
Invesco Core Real Estate USA LP	Partial	45 Days
Invesco Real Estate Asia Fund	Partial	45 Days
RREEF America REIT II, Inc.	Partial	45 Days
TA Realty Core Property Fund, LP	Partial	45 Days
Trumbull Property Fund LP	Full	60 Days
Trumbull Property Income Fund, LP	Full	60 Days
US Government Building Open-End Feeder, LP	-	60 Days
USGBF Alpha Feeder LP	-	60 Days	2 years, each contribution
Walton Street Real Estate Core-Plus Fund, LP	-	45 Days	3 years, initial investment
(a)	The Fund submitted a partial or full redemption request, as described below, prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide for a quarterly redemption subject to the notice period listed.